Other Disclosures - Acquisition Merus NV (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 12, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Notional amount		$ 5,500
Acquisition and integration related charges		185	$ 43	[1]	$ 0	[1]
Share-based compensation		128	$ 105		$ 85
Non-convertible debt financing
Disclosure of detailed information about business combination [line items]
Notional amount		$ 5,500
Merus N.V.
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary	100.00%
Transaction price (in dollars per share)	$ 97
Consideration transferred, acquisition-date fair value	$ 8,017
Consideration paid (received)	8,017
Acquisition and integration related charges	185
Professional fees related to acquisition	109
Share-based compensation	58
Integration related charges	$ 18

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.